UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22548

ASYMmetric ETFs Trust
(Exact name of registrant as specified in charter)

158 East 126th Street, Suite 304
New York, NY  10035
(Address of principal executive offices) (Zip code)

Darren Schuringa, President
ASYMmetric ETFs Trust
158 East 126th Street, Suite 304
New York, NY  10035
(Name and address of agent for service)

(212) 755-1970
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2021

Date of reporting period:  December 31, 2021

Item 1. Reports to Stockholders.

(a)

ASYMsharesTM ASYMmetric S&P 500® ETF

Listed on NYSE Arca, Inc.
Ticker: ASPY  CUSIP: 04651A101

Annual Report

www.ASYMshares.com	December 31, 2021

ASYMsharesTM ASYMmetric S&P 500® ETF

Dear Shareholders,

ASYMmetric ETFsTM inaugural year was an exciting one. It wouldn’t have been possible without our investors, so thank you for your support. The following list contains a few highlights from 2021:

1.	Strengthened Brand: We changed the name of ASPY to the ASYMsharesTM ASYMmetric S&P 500® ETF, as a result of a licensing agreement we entered into with S&P Global.
2.
Award Nominations: ASYMmetric ETFsTM was a finalist in the Fund Intelligence Mutual Fund and ETF Industry Awards in two categories: ASPY as Newcomer Alternative ETF of 2021 and ASYMmetric ETFsTM as Newcomer ETF Sponsor of 2021.

3.	Exceeded Expectations: ASPY captured 81% of the upside of the S&P 500® in 2021 exceeding its goal of 75% upside capture in a Risk-On Environment.
4.	Tax-Efficient Returns: ASPY generated no capital gains in 2021.
5.	Spectacular Growth: ASPY assets grew by an amazing 16x in 2021.

The ASYMmetric S&P 500® ETF demonstrated fund integrity in 2021 as it: (i) Achieved its stated investment goals; (ii) Delivered on what it was designed to do; and (iii) Performed the way investors expect it to. The remainder of this shareholder letter is a report card on the integrity of ASPY since its inception. The information presented in this annual report covers the period from March 9, 2021 (ASPY’s inception date) to December 31, 2021.

ASPY was up 19.1% since its inception through 12/31/21. It’s benchmark, the S&P 500® Total Return Index (SPXT Index), was up 24.4%. ASPY captured 81% of the upside of the S&P 500® over that period, as per the chart below.

ASPY has been in a Risk-On environment since inception. The investment goal of ASPY in a Risk-On environment is to capture 75% of the upside performance of the S&P 500® Index. ASPY exceeded its goal by capturing 81% the performance of its benchmark.

ASYMsharesTM ASYMmetric S&P 500® ETF

Since
As of 12/31/21	Inception*
ASYMmetric S&P 500® ETF – (Market)	19.6%
ASYMmetric S&P 500® ETF – (NAV)	19.1%
S&P 500® TR Index	24.4%
Capture Ratio	81%
*Inception date 3/9/21; Expense ratio 0.95%

Performance quoted represents past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. For standardized performance, visit www.ASYMshares.com/aspy.

Monitoring daily performance is one way to track volatility. The greater the daily price moves, the greater the volatility. The line graph below shows that the S&P 500® generally had greater daily price moves both up and down relative to ASPY since inception.

The frequency of big gains or big losses on a given day is another measure of volatility. We analyzed the number of days ASPY and the S&P 500® were up or down more than 1% since inception. The number of occurrences of daily losses of 1% or greater, between 3/10/21 – 12/31/21, was five for ASPY and fifteen for the S&P 500®. The S&P 500® had three times more 1% down days than ASPY. ASPY has delivered better downside volatility and lower overall volatility than the S&P 500® since its inception.

	Days Down	Days Up
3/9/21 - 12/31/21	<-1%	>1%
ASYMmetric S&P 500® ETF – (Market)	5	12
S&P 500® TR Index	15	26
Capture Ratio	33%	46%

ASYMsharesTM ASYMmetric S&P 500® ETF

What makes ASPY truly different is that the strategy aims to generate positive returns across both bull and bear markets. We believe ASPY is opening new horizons, beyond stock and bonds, by attempting to bring uncorrelated, low volatility, asymmetric returns to Main Street. if you are not already an investor, learn how ASPY may be able to lower the risk and improve the performance of your portfolio at www.ASYMshares.com.

On behalf of the entire ASYMmetric ETFsTM family, we are deeply grateful for the trust our investors have placed in us and our inaugural fund, the ASYMsharesTM ASYMmetric S&P 500® ETF (NYSE: ASPY). We work hard every day to earn your trust, as ASPY works hard every day to deliver on its investment goals.

Sincerely,

Darren Schuringa
President and CEO

Important Risk Information

This material must be preceded or accompanied by a prospectus.

There is no guarantee the protection sought by the Fund will be achieved.

The Fund has a limited operating history.  Investment decisions should not be based on short term performance.

All investing involves risk, including possible loss of principal. The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. During a rising market, when most equity securities and long-only equity ETFs are increasing in value, the Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market. When the Fund shorts securities, including securities of another investment company, it borrows shares of that security or investment company, which it then sells. There is no guarantee the Fund will be able to borrow the shares it seeks to short in order to achieve its investment objective. The Fund’s investments are designed to respond to volatility based on a proprietary model developed by the Index Provider which may not be able to accurately predict the future volatility of the 500 largest capitalized equity securities publicly traded in the United States (the "Market"). If the Market is rapidly rising during periods when the Index Provider’s volatility model has predicted significant volatility, the Fund may be underexposed to the Market due to its short position and the Fund would not be expected to gain the full benefit of the rise in the Market. Additionally, in periods of rapidly changing volatility, the Fund may not be appropriately hedged or may not respond as expected to current volatility. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.

Volatility:  A statistical measure of the dispersion of returns for a given security or market index. Volatility can either be measured by using the standard deviation or variance between returns from that same security or market index. Commonly, the higher the volatility, the riskier the security.

Shares of ETFs are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Any applicable brokerage commissions will reduce returns. Market price returns are based on the bid/ask spread at 4 p.m. ET. and do not represent the returns an investor would receive if shares were traded at other times.

Before investing, carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information are in the prospectus and a summary prospectus, copies of which may be obtained at www.ASYMshares.com or 1-866-ASYM777. Read the prospectus carefully before investing.

Foreside Fund Services, LLC, distributor.

ASYMsharesTM ASYMmetric S&P 500® ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects operating expenses in effect. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-866-279-6777. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Total Returns (%) As of December 31, 2021

Since Inception(1)
ASYMsharesTM ASYMmetric S&P 500® ETF – Market	19.64%
ASYMsharesTM ASYMmetric S&P 500® ETF – NAV	19.09%
S&P 500® Index(2)	24.38%

(1)	March 9, 2021.
(2)
The Standard & Poor’s 500 Index (S&P 500®) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

ASYMsharesTM ASYMmetric S&P 500® ETF

Expense Example (Unaudited)
December 31, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 – December 31, 2021).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(07/01/2021)	(12/31/2021)	(07/01/2021 – 12/31/2021)
Actual(2)	$1,000.00	$1,089.50	$5.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.42	$4.84

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 0.95%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the period since inception.

(2)	Based on the actual returns for the six-month period ended December 31, 2021 of 8.95%.

ASYMsharesTM ASYMmetric S&P 500® ETF

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
December 31, 2021

Top Ten Holdings(1) (Unaudited)
as of December 31, 2021
(% of Net Assets)

Newmont Corp.	2.7%
Digital Realty Trust, Inc.	2.6%
American Electric Power Company, Inc.	2.5%
Coterra Energy, Inc.	2.4%
MarketAxess Holdings, Inc.	2.4%
Vertex Pharmaceuticals, Inc.	2.3%
Baxter International, Inc.	2.3%
Progressive Corp.	2.3%
Activision Blizzard, Inc.	2.2%
Berkshire Hathaway, Inc.	2.2%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

ASYMsharesTM ASYMmetric S&P 500® ETF

Schedule of Investments
December 31, 2021

	Shares	Value
COMMON STOCKS – 99.6%

Communication Services – 10.2%
Activision Blizzard, Inc.	8,033	$534,435
Electronic Arts, Inc.	3,792	500,165
Netflix, Inc. (a)	734	442,191
Take-Two Interactive Software, Inc. (a)	2,819	500,993
Verizon Communications, Inc.	9,301	483,280
		2,461,064

Consumer Discretionary – 12.9%
Amazon.com, Inc. (a)	121	403,455
Dollar General Corp.	1,933	455,859
Dollar Tree, Inc. (a)	3,197	449,243
Domino’s Pizza, Inc.	816	460,493
McDonald’s Corp.	1,748	468,586
Target Corp.	1,755	406,177
Tractor Supply Co.	1,883	449,284
		3,093,097

Consumer Staples – 5.8%
Clorox Co.	2,596	452,639
Hormel Foods Corp.	10,134	494,641
Kroger Co.	10,098	457,035
		1,404,315

Energy – 2.4%
Coterra Energy, Inc.	30,527	580,013
Financials – 11.0%
Berkshire Hathaway, Inc. (a)	1,774	530,426
Cboe Global Markets, Inc.	3,817	497,737
Intercontinental Exchange, Inc.	3,753	513,298
MarketAxess Holdings, Inc.	1,387	570,431
Progressive Corp.	5,305	544,558
		2,656,450

Healthcare – 12.9%
Baxter International, Inc.	6,464	554,870
Becton Dickinson and Co.	2,032	511,007
Gilead Sciences, Inc.	7,059	512,554
Merck & Co., Inc.	6,491	497,470
Regeneron Pharmaceuticals, Inc. (a)	751	474,272
Vertex Pharmaceuticals, Inc. (a)	2,569	564,152
		3,114,325

See Notes to the Financial Statements

ASYMsharesTM ASYMmetric S&P 500® ETF

Schedule of Investments – Continued
December 31, 2021

	Shares	Value

Industrials – 7.8%
C.H. Robinson Worldwide, Inc.	4,684	$504,139
Carrier Global Corp.	8,193	444,388
Otis Worldwide Corp.	5,472	476,447
Rollins, Inc.	13,324	455,814
		1,880,788

Information Technology# – 28.8%
Adobe, Inc. (a)	663	375,961
Akamai Technologies, Inc. (a)	3,949	462,191
Broadridge Financial Solutions, Inc.	2,639	482,462
Cisco Systems Inc.	8,054	510,382
Citrix Systems, Inc.	5,493	519,583
F5, Inc. (a)	1,955	478,408
Jack Henry & Associates, Inc.	2,932	489,615
Keysight Technologies, Inc. (a)	2,287	472,288
Microsoft Corp.	1,345	452,350
NortonLifeLock, Inc.	17,767	461,587
Oracle Corp.	4,904	427,678
ServiceNow, Inc. (a)	686	445,290
Tyler Technologies, Inc. (a)	856	460,485
VeriSign, Inc. (a)	1,854	470,582
Xilinx, Inc.	1,948	413,034
		6,921,896

Materials – 2.7%
Newmont Corp.	10,376	643,520

Real Estate – 2.6%
Digital Realty Trust, Inc.	3,572	631,780

Utilities – 2.5%
American Electric Power Company, Inc.	6,660	592,540
Total Common Stocks
(Cost $22,896,223)		23,979,788

See Notes to the Financial Statements

ASYMsharesTM ASYMmetric S&P 500® ETF

Schedule of Investments – Continued
December 31, 2021

	Shares	Value
SHORT-TERM INVESTMENT – 0.4%
First American Treasury Obligations Fund, Class X, 0.01%^
(Cost $90,377)	90,377	$90,377
Total Investments – 100.0%
(Cost $22,986,600)		24,070,165
Other Assets and Liabilities, Net – 0.0%		(4,717)
Total Net Assets – 100.0%		$24,065,448

(a)	Non-income producing security.
#
The Fund is significantly invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to short product cycles, competition and more aggressive pricing than the overall market.

^	The rate shown is the annualized seven day effective yield as of December 31, 2021.

Schedule of Open Futures Contracts
December 31, 2021

Futures Contracts Sold

	Number of		Notional	Value/Unrealized
Description	Contracts Sold	Expiration Date	Amount	Depreciation
CME E-Mini S&P 500 Index	34	March 2022	$808,945	$(11,941)

See Notes to the Financial Statements

ASYMsharesTM ASYMmetric S&P 500® ETF

Statement of Assets and Liabilities
December 31, 2021

ASSETS:
Investments, at fair value
(cost $22,986,600)	$24,070,165
Cash held as collateral for futures contracts	48,860
Dividends & interest receivable	14,929
Total assets	24,133,954

LIABILITIES:
Payable for dividends	50,504
Payable to Adviser	18,002
Total liabilities	68,506

NET ASSETS	$24,065,448

NET ASSETS CONSIST OF:
Capital stock	$23,155,180
Total distributable earnings	910,268
Net Assets	$24,065,448

Shares issued and outstanding(1)	810,000
Net asset value, redemption price and offering price per share	$29.71

(1)	Unlimited shares authorized.

See Notes to the Financial Statements

ASYMsharesTM ASYMmetric S&P 500® ETF

Statement of Operations
Period from March 9, 2021(1) through December 31, 2021

INVESTMENT INCOME:
Dividend and interest income	$121,227
Total investment income	121,227

EXPENSES:
Advisory fees (See Note 6)	76,551
Total expenses	76,551

NET INVESTMENT INCOME	44,676

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	601,053
Net realized loss on futures contracts	(57,199)
Net change in unrealized appreciation/depreciation of investments	1,083,565
Net change in unrealized appreciation/depreciation of futures contracts	(11,941)

Net realized and unrealized gain on investments	1,615,478

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,660,154

(1)	Inception date of the Fund.

See Notes to the Financial Statements

ASYMsharesTM ASYMmetric S&P 500® ETF

Statement of Changes in Net Assets

Period from
March 9, 2021(1) to
December 31, 2021
OPERATIONS
Net investment income	$44,676
Net realized gain on investments	601,053
Net realized loss on futures contracts	(57,199)
Net change in unrealized appreciation/depreciation of investments	1,083,565
Net change in unrealized appreciation/depreciation of futures contracts	(11,941)
Net increase in net assets resulting from operations	1,660,154

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	26,711,100
Payments for shares redeemed	(4,355,302)
Net increase in net assets resulting from capital share transactions	22,355,798

DISTRIBUTIONS TO SHAREHOLDERS	(50,504)
Total Increase in Net Assets	23,965,448

NET ASSETS
Beginning of period	100,000
End of period	$24,065,448

TRANSACTIONS IN SHARES
Shares sold	960,000
Shares redeemed	(154,000)
Net increase	806,000
Shares Outstanding:
Beginning of period	4,000
End of period	810,000

(1)	Inception date of the Fund.

See Notes to the Financial Statements

ASYMsharesTM ASYMmetric S&P 500® ETF

Financial Highlights

Period from
March 9, 2021(1) to
December 31, 2021
PER COMMON SHARE DATA:(2)
Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income	0.05
Net realized and unrealized gain on investments	4.72
Total from investment operations	4.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Net realized gains	—
Total distributions	(0.06)

Net asset value, end of period	$29.71

TOTAL RETURN(3)	19.09%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (in 000’s)	$24,065

Ratios to average net assets:
Expenses(4)	0.95%
Net investment income(4)	0.55%

Portfolio turnover rate(3)(5)	41%

(1)	Inception date of the Fund.
(2)	For a Fund share outstanding for the entire period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

See Notes to the Financial Statements

ASYMsharesTM ASYMmetric S&P 500® ETF

Notes to the Financial Statements
December 31, 2021

1.  ORGANIZATION

ASYMmetric ETFsTM Trust (the “Trust”) was organized as a Delaware statutory trust on August 7, 2020.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The ASYMsharesTM ASYMmetric S&P 500® ETF (the “Fund”), is a diversified series with its own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Fund and determined that it meets the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codification (“ASC”) 946, Financial Services Investment Companies.

The investment objective of the Fund seeks to track the total return performance, before fees and expenses, of the ASYMmetric 500 Index (the “Index”).  The Index is based on proprietary ASYMmetric Risk Management Technology developed and maintained by ASYMmetric Investment Solutions, LLC (the “Index Provider”), an affiliate of ASYMmetric ETFs, LLC, the Fund’s investment adviser (the “Adviser”).  The Fund commenced operations on March 9, 2021.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 30,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe, with cash included to balance to the Creation Unit total. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participation Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e. creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The standard fixed creation transaction fee for the Fund is $250, which is payable by the Authorized Participant. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of three times the fixed transaction fee. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund is displayed in the capital shares transaction section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

ASYMsharesTM ASYMmetric S&P 500® ETF

Notes to the Financial Statements – Continued
December 31, 2021

Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund intends to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of December 31, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2021, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Securities Transactions, Income and Distributions – Security transactions are accounted for on the date the securities are purchased or sold (trade date).  Realized gains and losses are reported on a specific identified cost basis.  Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts.  Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Distributions received from the Fund’s investments generally are comprised of ordinary income and return of capital. The Fund allocates distributions between investment income and return of capital based on estimates made at the time such distributions are received.  Such estimates are based on information provided by each portfolio company and other industry sources.  These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

The Fund will make distributions of net investment income, if any, annually.  The Fund will also distribute net realized capital gains, if any, annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  For the period ended December 31, 2021, the Fund decreased distributable earnings by $699,382 and increased capital stock by $699,382. The reclass is primarily due to redemptions-in-kind.

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. In addition, the Fund segregates liquid securities when purchasing or selling futures contracts to comply with Trust policies. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of

ASYMsharesTM ASYMmetric S&P 500® ETF

Notes to the Financial Statements – Continued
December 31, 2021

interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur.  However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts.

Illiquid Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board of Trustees (the “Board”) as reflecting fair value. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. At December 31, 2021, the Fund did not hold any illiquid securities.

Regulatory Update – In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Organizational and Offering Costs – All organization and offering costs for the Fund were covered by the Adviser, ASYMmetric ETFs, LLC.

ASYMsharesTM ASYMmetric S&P 500® ETF

Notes to the Financial Statements – Continued
December 31, 2021

3.  SECURITIES VALUATION

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than quoted prices included in Level 1.  These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Common stock – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivative, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

ASYMsharesTM ASYMmetric S&P 500® ETF

Notes to the Financial Statements – Continued
December 31, 2021

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Common stock	$23,979,788	$—	$—	$23,979,788
Short-term investment	90,377	—	—	90,377
Total investments in securities	$24,070,165	$—	$—	$24,070,165

As of December 31, 2021, the Fund’s investments in other financial instruments* were classified as follows:

Short Futures Contracts	$(11,941)	$—	$—	$(11,941)
Total investments in securities	$(11,941)	$—	$—	$(11,941)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts. Futures are presented at the unrealized appreciation (depreciation) on the instruments.

Refer to the Fund’s Schedule of Investments for additional industry information.

4.  DERIVATIVES TRANSACTIONS

The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as equity, interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures contracts and options on futures contracts and other derivative securities. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.

Accounting Standards Codification 815, Derivatives and Hedging (“ASC 815”) requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

For the period ended December 31, 2021, the Fund’s average quarterly notional values are as follows:

Fund	Short Futures Contracts
ASYMsharesTM ASYMmetric S&P 500® ETF	$367,490

ASYMsharesTM ASYMmetric S&P 500® ETF

Notes to the Financial Statements – Continued
December 31, 2021

The locations on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of December 31, 2021, on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as
hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
	Net Assets –		Net Assets –
	unrealized appreciation		unrealized depreciation
Equity Contracts – Futures	on futures contracts**	$ —	on futures contracts**	$11,941

**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Open Futures Contracts. Cash held as collateral for futures contracts on the Statement of Assets and Liabilities includes the daily change in variation margin as of December 31, 2021.

The effect of Derivative Instruments on the Statement of Operations for the period ended December 31, 2021:

Amount of Realized Gain (Loss) on Derivatives

Derivatives not accounted for as
hedging instruments under ASC 815	Futures Contracts
Equity Contracts	$(57,199)

Change in Unrealized Appreciation or (Depreciation) on Derivatives

Derivatives not accounted for as
hedging instruments under ASC 815	Futures Contracts
Equity Contracts	$(11,941)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of December 31, 2021.

		Gross	Net Amounts	Gross Amounts not
		Amounts	of Assets	offset in Statement
		Offset in	Presented in	of Assets and Liabilities
	Gross	Statement	Statement		Cash
	Amounts	of Assets	of Assets	Financial	Collateral	Net
	Recognized	and Liabilities	and Liabilities	Instruments	Pledged	Amount
Assets:
Equity Contracts
(Futures Contracts –
Phillips Capital)	$—	$—	$—	$—	$—	$—
Liabilities:
Equity Contracts
(Futures Contracts –
Phillips Capital)	$11,941	$—	$11,941	$—	$11,941	$—

ASYMsharesTM ASYMmetric S&P 500® ETF

Notes to the Financial Statements – Continued
December 31, 2021

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the fund manages its cash collateral and securities collateral on a counterparty basis.  As of December 31, 2021, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

5.  GENERAL RISK

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

6.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except for (i) the fee payment under this Advisory Agreement, (ii) payments under the Fund’s 12b-1 plan, (iii) brokerage expenses, (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short), and (vii) litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). For services provided to the Fund, the Fund pays the Adviser 0.95% at an annual rate based on the Fund’s average daily net assets.

The Adviser has engaged Toroso Investments, LLC (the “Sub-Adviser”) as the Sub-Adviser to the Fund. Subject to the supervision of the Adviser, the Sub-Adviser is primarily responsible for the day-to-day management of the Fund’s portfolio, including purchase, retention and sale of securities. Fees associated with these services are paid to the Sub-Adviser by the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent and Fund Accountant.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees and monitors the activities of the Fund’s custodian, transfer agent and accountants. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees associated with these services are paid by the Adviser. Foreside serves as the Fund’s distributor pursuant to a distribution agreement.

ASYMsharesTM ASYMmetric S&P 500® ETF

Notes to the Financial Statements – Continued
December 31, 2021

The Fund has adopted a Distribution and Service (12b-1) Plan (the “Plan”), pursuant to which payments of up to 0.25% of the average daily net assets may be made by the Fund.  The Board of Trustees has not currently approved the commencement of any payments under the Plan.

A Trustee and certain officers of the Trust are also employees/officers of the Adviser and/or the Administrator.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding U.S. government securities, short-term investments and in-kind transactions, by the Fund for the period ended December 31, 2021, were as follows:

	Purchases	Sales
ASYMsharesTM ASYMmetric S&P 500® ETF	$4,670,569	$4,453,148

During the period ended December 31, 2021, in-kind transactions associated with creation and redemptions were as follows:

	Purchases	Sales
ASYMsharesTM ASYMmetric S&P 500® ETF	$26,312,039	$4,227,693

During the period ended December 31, 2021, net capital gains resulting from in-kind redemptions were as follows:

ASYMsharesTM ASYMmetric S&P 500® ETF	$711,979

8.  TAX INFORMATION

As of December 31, 2021, the Fund's most recently completed fiscal year end, cost of investments and distributable earnings on a tax basis were as follows:

Cost of Investments	$23,087,561
Gross tax unrealized appreciation	$1,505,688
Gross tax unrealized depreciation	(523,084)
Net unrealized appreciation	982,604
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated loss	(72,336)
Distributable earnings	$910,268

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

ASYMsharesTM ASYMmetric S&P 500® ETF

Notes to the Financial Statements – Continued
December 31, 2021

The tax character of distributions paid during the period ended December 31, 2021 were as follows:

2021
Ordinary Income	$50,504
Long-Term Capital Gain	—
Return of Capital	—

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains. At December 31, 2021, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss arising on the first day of the next taxable year. Qualified late year losses are certain capital losses which occur during the portion of the Fund's taxable year subsequent to October 31. The Fund plans to defer $72,336 in post-October losses and does not plan to defer any late year losses.

9.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

ASYMsharesTM ASYMmetric S&P 500® ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of ASYMsharesTM ASYMmetric S&P 500® ETF
and Board of Trustees of ASYMmetric ETFsTM Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and open futures contracts, of ASYMsharesTM ASYMmetric S&P 500® ETF (the “Fund”), a series of ASYMmetric ETFsTM Trust, as of December 31, 2021, and the related statements of operations, changes in net assets, the related notes, and the financial highlights for the period from March 9, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations, the changes in net assets, and the financial highlights for the period from March 9, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and broker. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 25, 2022

ASYMsharesTM ASYMmetric S&P 500® ETF

Additional Information (Unaudited)
December 31, 2021

TRUSTEES AND OFFICERS

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	5 Years
Independent Trustees

Vivienne Hsu	Trustee	Term	1	LENDonate, Inc.,	None
158 East 126th		Unlimited;		Founder & CEO
Street, Suite 304,		Since
New York, NY 10035		January 2021
Year of Birth: 1968

Winston I. Lowe	Trustee	Term	1	Lowe and Associates LLC,	Haverford Trust
158 East 126th		Unlimited;		Managing Partner	Company; Impact
Street, Suite 304,		Since			Shares ETF
New York, NY 10035		January 2021
Year of Birth: 1951

Suzanne Siracuse	Trustee	Term	1	Suzanne Siracuse	None
158 East 126th		Unlimited;		Consulting Services, LLC,
Street, Suite 304,		Since		Founder & CEO
New York, NY 10035		January 2021		(August 2019 – Present);
Year of Birth: 1965				Investment News, Publisher
(March 1996 – August 2019)

William Thomas	Trustee	Term	1	Wedgewood Partners, Inc.,	Aberdeen Standard
158 East 126th		Unlimited;		President	ETF Trust
Street, Suite 304,		Since
New York, NY 10035		January 2021
Year of Birth: 1962

Interested Trustee

Darren Schuringa	Chairman	Indefinite	1	ASYMmetric ETFs, LLC,	None
158 East 126th	and Trustee;	Term; Since		President & CEO
Street, Suite 304,	President and	August 2020		(November 2017 – Present);
New York, NY 10035	Principal			Yorkville Capital Management,
Year of Birth: 1967	Executive			Founder & CEO (2006 – Present)
Officer

ASYMsharesTM ASYMmetric S&P 500® ETF

Additional Information (Unaudited) – Continued
December 31, 2021

Term of
		Office	Number of		Other
Name,		and	Portfolios	Principal	Directorships
Address	Position(s)	Length	in Trust	Occupation(s)	Held by Trustee
and Year	Held with	of Time	Overseen	During the Past	During the Past
of Birth	the Trust	Served	by Trustee	Five Years	5 Years
Officers

Aaron Berson	Treasurer,	Since	N/A	Fringe Advisory Co LLC,	N/A
158 East 126th	Principal	January 2021		Founder and CEO
Street, Suite 304,	Financial			(August 2019 – Present);
New York, NY 10035	Officer and			Gettry Marcus, Managing
Year of Birth: 1987	Chief			Director of VRTL
	Financial			(January 2019 – August 2019);
	Officer			EisnerAmper, Senior
Manager (November 2010 –
December 2018)

Scott J. Clark	Secretary,	Secretary	N/A	ASYMmetric ETFs, LLC,	N/A
158 East 126th	Anti-Money	(Since		Managing Director
Street, Suite 304,	Laundering	August 2020);		(March 2018 – Present);
New York, NY 10035	Officer and	Anti-Money		Ogg Trading, Managing
Year of Birth: 1967	Chief Legal	Laundering		Director (June 2014 –
	Officer	Officer and		March 2018)
Chief Legal
Officer (Since
February 2021)

Douglas N. Tyre	Chief	Since	N/A	Cipperman Compliance	N/A
158 East 126th	Compliance	January 2021		Services, LLC, Compliance
Street, Suite 304,	Officer			Director (July 2019 – Present);
New York, NY 10035				Assistant Compliance Director
Year of Birth: 1981				(January 2018 – June 2019);
Manager (April 2014 –
December 2017)

Benjamin Eirich	Assistant	Since	N/A	Assistant Vice President,	N/A
158 East 126th	Treasurer	January 2021		U.S. Bancorp Fund Services, LLC
Street, Suite 304,	and Assistant			(2008 – Present)
New York, NY 10035	Secretary
Year of Birth: 1981

ASYMsharesTM ASYMmetric S&P 500® ETF

Additional Information (Unaudited) – Continued
December 31, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the  SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on  the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling toll-free 1-866-ASYM777 or 1-866-279-6777.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-ASYM777 or 1-866-279-6777.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended December 31, is available (1) without charge, upon request, by calling 1-866-ASYM777 or 1-866-279-6777, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended December 31, 2021, certain dividends paid by the Fund may be reported as qualified dividend income and may be eligible for taxation at capital gain rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended December 31, 2021 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 4.59%.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trades on the Exchange at a price about (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, free of charge, on the Fund’s website at asymshares.com.

(This Page Intentionally Left Blank.)

ASYMsharesTM ASYMmetric S&P 500® ETF

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires us to have in order to conduct our business and properly service you. The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, to respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund. If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. We limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Trust maintains physical, electronic and procedural safeguards to protect Personal Information and requires its third parties service provides with access to such information to treat the Personal Information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of the your financial intermediary would govern how their non-public personal information would be shared with unaffiliated third parties.

With respect to the Fund, issues and redemptions of their shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 30,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Fund’s distributor, and that has been accepted by the Fund’s transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Fund does not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently are not required by Regulation S-P to deliver a notice of the Fund’s privacy policy to any ETF shareholders.

CONTACTS
BOARD OF TRUSTEES
Darren Schuringa
Vivienne Hsu
Winston Lowe
Suzanne Siracuse
William Thomas

INVESTMENT ADVISER
ASYMmetric ETFs, LLC
158 East 126th Street, Suite 304
New York, NY 10035

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

TRANSFER AGENT, FUND ACCOUNTANT
AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

FUND COUNSEL
K&L Gates LLP
599 Lexington Avenue
New York, NY

866-ASYM777
(866-279-6777)

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-866-ASYM777 or 1-866-279-6777.

(b)	Not applicable for this Registrant

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Vivienne Hsu, Winston I. Lowe and William M. Thomas are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the last fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations.  There were no “Other services” provided by the principal accountant.  For the fiscal year ended December 31, 2021, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 12/31/2021
(a) Audit Fees	16,500
(b) Audit-Related Fees	0
(c) Tax Fees	3,000
(d) All Other Fees	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:
.
FYE 12/31/2021
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f)   All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees, other than the tax services as noted above, billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2021
Registrant	$0
Registrant’s Investment Adviser	$0

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent member of the committee are as follows: Winston I. Lowe, William M. Thomas, Suzanne Siracuse, and Vivienne Hsu.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Filed herewith

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ASYMmetric ETFs Trust

By (Signature and Title)*    /s/Darren Schuringa
Darren Schuringa, President

Date    March 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Darren Schuringa
Darren Schuringa, President

Date    March 1, 2022

By (Signature and Title)*    /s/Aaron Berson
Aaron Berson, Treasurer

Date    March 1, 2022

* Print the name and title of each signing officer under his or her signature.